Employee Benefits	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefits	Employee Benefits
    Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 8% of the participant's annual compensation. Contributions to the plan are recorded as an expense in the selling, general and administrative line in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2020, December 31, 2019 and December 31, 2018 were $28,036,000, $26,483,000 and $25,241,000 respectively.

    The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches participant's contributions up to 3% and matches 50% of participant's contributions thereafter to a maximum Company contribution of 4.5% of the participant's annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2020, December 31, 2019 and December 31, 2018 were $17,048,000, $16,469,000 and $15,532,000 respectively.
ICON Development Solutions Limited pension plan

    One of the Company's subsidiaries, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2020, December 31, 2019 and December 31, 2018, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2020	December 31, 2019
	(in thousands)
Projected benefit obligation	$(43,988)	$(37,036)
Fair value of plan assets	34,612	32,016
Funded status	$(9,376)	$(5,020)
Non-current other liabilities (note 8)	$(9,376)	$(5,020)

Change in benefit obligation	December 31, 2020	December 31, 2019
	(in thousands)
Benefit obligation at beginning of year	$37,036	$30,045
Service cost	100	107
Interest cost	746	867
Plan participants' contributions	22	24
Benefits paid	(724)	(177)
Actuarial loss	5,294	4,756
Foreign currency exchange rate changes	1,514	1,414
Benefit obligation at end of year	$43,988	$37,036

Change in plan assets	December 31, 2020	December 31, 2019
	(in thousands)
Fair value of plan assets at beginning of year	$32,016	$27,297
Actual return on plan assets	2,092	3,504
Employer contributions	109	148
Plan participants' contributions	22	24
Benefits paid	(724)	(177)
Foreign currency exchange rate changes	1,097	1,220
Fair value of plan assets at end of year	$34,612	$32,016

    The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.
    The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Service cost	$100	$107	$124
Interest cost	746	867	895
Expected return on plan assets	(1,214)	(574)	(624)
Amortization of net loss	160	67	248
Net periodic benefit cost	$(208)	$467	$643

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

	December 31, 2020	December 31, 2019	December 31, 2018
Discount rate	2.1%	2.9%	2.5%
Rate of compensation increase	3.3%	3.7%	3.7%
Expected rate of return on plan assets	4.0%	2.1%	2.0%

Other comprehensive income	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Actuarial loss/(gain) - benefit obligation	$5,294	$4,756	$(3,844)
Actuarial (gain)/loss – plan assets	(878)	(2,930)	1,208
Actuarial loss recognized in net periodic benefit cost	(160)	(67)	(248)
Total	$4,256	$1,759	$(2,884)

    The estimated net loss and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $0.6 million and $Nil respectively.

Benefit Obligation

    The following assumptions were used in determining the benefit obligation at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Discount rate	1.5%	2.1%
Rate of compensation increase	3.4%	3.3%

    A single discount rate is used which, when used to discount the projected benefit cashflows underlying a pension scheme with a 26 year duration, gives the same result as a full AA corporate bond yield curve.

Actuarial losses on the benefit obligation during 2020 resulted from changes in the assumptions compared to those adopted at December 2019. Changes in the assumptions reflect the changes in market conditions from December 2019 to December 2020 and the actuarial loss is primarily due to the change in the discount rate and a reduction in the inflation risk premium.
Plan Assets

    The assets of the scheme are held on an investment platform with Mobius which invests in a number of investment funds with Legal & General, Stone Harbor, Ninety One and Barings. The overall investment strategy is that approximately 19% of investments are in senior secured loans, 20% in corporate bonds, high yield bonds and multi-asset credit fund and 21% in world equities respectively. There is no self-investment in employer related assets. The expected long-term rate of return on assets at December 31, 2020 of 3.4% was calculated as the value of the fund after application of a market value reduction factor. The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Corporate Bonds (including 50% high yield bonds)	2.8%
Equities	5.2%
Secured Loans and Multi Asset Credit	3.0%

    The long-term expected rate of return on cash is determined by reference to traditional corporate bond rates at the latest Balance Sheet date. The long-term expected returns on traditional corporate and government bonds are determined by reference to corporate bond yields and gilt yields respectively at the Balance Sheet date. The long-term expected returns on equities are based on the rate of return on government bonds with an allowance for out-performance. The long-term expected return on high yield bonds, secured loans and multi asset credit is based on the return on traditional corporate bonds with an allowance for out-performance.

    The underlying asset split of the fund is shown below.

Asset Category	December 31, 2020	December 31, 2019
Corporate Bonds (including 50% high yield bonds)	40%	40%
Equities	21%	21%
Secured Loans and Multi Asset Credit	39%	39%
	100%	100%

    Applying the above expected long term rates of return to the asset distribution at December 31, 2020, gives rise to an expected overall rate of return of scheme assets of approximately 3.4% per annum.

Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1
	December 31, 2020	December 31, 2019
	(in thousands)
Cash	$11	$17
Fixed Income Securities
L&G Life GPBF All World Equity Index Fund	7,460	6,753
L&G Life DC Active Corporate Bond	6,797	6,412
Stone Harbor High Yield Bond Fund	6,861	6,292
Ninety One Global Total Return Credit	3,472	—
Investec Global Total Return Credit Fund	—	3,166
Stone Harbor Multi Asset Credit Portfolio	3,389	3,151
Barings European Loan Fund Buy & Hold	6,622	6,225
	$34,612	$32,016
Cash Flows

    The Company expects to contribute $0.1 million to the pension fund in the year ending December 31, 2021.

    The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2021	$342
2022	258
2023	343
2024	421
2025	458
Years 2026 - 2030	3,700

    The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements, withdrawals or commutation of pension for cash. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.
Aptiv Solutions pension plan

    On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions ("Aptiv"). The acquisition of Aptiv was accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2020 and December 31, 2019 consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'.

Funded status	December 31, 2020	December 31, 2019
	(in thousands)
Projected benefit obligation	$(8,620)	$(7,047)
Fair value of plan assets	7,601	6,014
Funded status	$(1,019)	$(1,033)
Non-current other liabilities (note 8)	$(1,019)	$(1,033)

Change in benefit obligation	December 31, 2020	December 31, 2019
	(in thousands)
Benefit obligation at beginning of year	$7,047	$5,279
Service cost	139	115
Interest cost	21	40
Plan participants' contributions	81	67
Prior service cost	(23)	—
Transferred balances/(benefits paid)	245	(72)
Actuarial loss	406	1,479
Foreign currency exchange rate changes	704	139
Benefit obligation at end of year	$8,620	$7,047

Change in plan assets	December 31,	December 31,
	2020	2019
	(in thousands)
Fair value of plan assets at beginning of year	$6,014	$4,707
Expected return on plan assets	21	35
Actual return on plan assets	519	1,114
Scheme contributions	105	89
Plan participants' contributions	81	67
Transferred balances/ (benefits paid)	245	(72)
Foreign currency exchange rate changes	616	74
Fair value of plan assets at end of year	$7,601	$6,014

    The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.

    The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Service cost	$139	$115	$138
Interest cost	21	40	47
Expected return on plan assets	(21)	(35)	(41)
Amortization of net gain	(6)	(93)	(69)
Amortization of prior service credit	(12)	(9)	(8)
Settlement	—	—	(93)
Net periodic benefit cost/(credit)	$121	$18	$(26)

    The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

	December 31, 2020	December 31, 2019	December 31, 2018
Discount rate	0.30%	0.80%	0.80%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	0.34%	0.80%	0.80%

Other comprehensive income	December 31, 2020	December 31, 2019	December 31, 2018
Actuarial loss/(gain) - benefit obligation	$406	$1,479	$(372)
Actuarial (gain)/loss – plan assets	(519)	(1,114)	240
Prior service credit recognized in net periodic benefit cost	—	—	93
Actuarial gain recognized in net periodic benefit cost	6	93	69
Amortization of net prior service credit	12	9	8
Net prior service cost occurring during the year	(23)	—	(9)
Total	$(118)	$467	$29

    The estimated net gain and prior service credit for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $7,000 and $12,000 respectively.
Benefit Obligation

    The following assumptions were used in determining the benefit obligation at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Discount rate	0.15%	0.30%
Rate of compensation increase	2.00%	2.00%

    The discount rate is determined by reference to Swiss corporate bond yields at the Balance Sheet date.

Actuarial losses on the benefit obligation during 2020 resulted from actual experience with plan members during 2020 being different from that assumed at December 2019 and due to changes in the assumptions compared to those adopted at December 2019. Changes in the assumptions reflect the changes in market conditions from December 2019 to December 2020 and the actuarial loss is primarily due to the change in the discount rate.

Plan Assets

    The pension plan is an insured arrangement with Swiss Life. The assets are an insurance contract whose value depends on the amount saved by employees and the interest granted by Swiss Life. The value of assets does not depend on the performance of any underlying assets. There is no self-investment in employer related assets.

Cash Flows

    The Company expects to contribute $0.1 million to its pension fund in the year ending December 31, 2021.

    The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2021	$348
2022	342
2023	334
2024	326
2025	377
Years 2025 - 2029	1,587

    The expected cash flows are estimated figures based on the members already receiving benefits plus an additional amount for people expected to retire, leave the Company, become disabled or die in the next 10 years. The amounts assume no early retirements and allow for expected experience in line with Swiss population statistics. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that employees will take 50% of their benefits as a lump sum and the remainder will be paid monthly out of scheme assets as a pension. If employees choose a different option, the actual future benefit payments will be significantly different from those shown above.